Income Taxes - Sources of Income (Loss) Before Taxes and Equity in Income (Loss) of Unconsolidated Subsidiaries and Affiliates (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Parent country source	$ (73)	$ 11	$ (12)
Foreign sources	64	556	1,101
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	$ (9)	$ 567	$ 1,089